Related Party Transactions (Details)							6 Months Ended
	Mar. 02, 2023 USD ($)	Mar. 02, 2023 ILS (₪)	Feb. 28, 2022 USD ($)	Feb. 28, 2022 ILS (₪)	Mar. 03, 2021 USD ($)	Mar. 03, 2021 ILS (₪)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 ILS (₪)
Related Party Transactions [Line Items]
Compensation expense					$ 54	₪ 195
Increase (Decrease) in deferred compensation			$ 97	₪ 350
Line of Credit [Member] | Loan Facility Agreement [Member]
Related Party Transactions [Line Items]
Outstanding amount loan facility	$ 1,088,250	₪ 3,480,306
Joseph Gottlieb [Member]
Related Party Transactions [Line Items]
Shareholders loans							$ 2,282,364	₪ 7,513,887
Outstanding balance of shareholders loan							$ 375,972